Leases	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leases
7	Leases
Lease liability

	December 31, 2021	December 31, 2020

Lease liability	$99	$208
Less: current portion	(99)	(108)

Long-term portion	$—	$100

Undiscounted lease payments

	December 31, 2021	December 31, 2020

Less than one year	$97	$124
One to five years	—	97

	$97	$221

Interest expense on the lease liability amounted to $0.0 million for the year ended December 31, 2021 (2020 - $0.0 million, 2019
—
$0.0 million). During the year ended December 31, 2021, lease payments made amounted to $0.2 million (2020 - $0.2 million).